Leases - Schedule of Contractual Future Lease Obligations (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Operating leases, 2021	$ 290
Operating leases, 2022	254
Operating leases, 2023	209
Operating leases, 2024	155
Operating leases, 2025	111
Operating leases, Thereafter	344
Operating leases	1,363
Operating leases, amounts representing interest	(129)
Operating leases, lease liabilities	$ 1,234
Operating lease, liability, statement of financial position [Extensible List]	us-gaap:OperatingLeaseLiability
Finance leases, 2021	$ 18
Finance leases, 2022	15
Finance leases, 2023	15
Finance leases, 2024	13
Finance leases, 2025	11
Finance leases, thereafter	29
Finance leases	101
Finance leases, Amounts representing interest	(25)
Finance leases, lease liabilities	$ 76